Fair values of financial assets and liabilities - Schedule of Valuation Hierarchy for Financial Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	£ 10,764	£ 10,632	[1]	£ 7,001
Loans and advances to customers	449,745	454,899	[1]	448,567
Reverse repurchase agreements	38,771	44,865	[1]	54,753
Debt securities	15,355	9,926	[1]	6,835
Financial assets at amortised cost	514,635	520,322	[1]	£ 517,156
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Reverse repurchase agreements	0	0
Debt securities	0	167
Financial assets at amortised cost	0	167
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Reverse repurchase agreements	38,771	44,865
Debt securities	10,939	9,647
Financial assets at amortised cost	49,710	54,512
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	10,764	10,632
Loans and advances to customers	439,449	450,071
Reverse repurchase agreements	0	0
Debt securities	4,200	116
Financial assets at amortised cost	454,413	460,819
Carrying value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	10,764	10,632
Loans and advances to customers	449,745	454,899
Reverse repurchase agreements	38,771	44,865
Debt securities	15,355	9,926
Financial assets at amortised cost	514,635	520,322
Fair value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	10,764	10,632
Loans and advances to customers	439,449	450,071
Reverse repurchase agreements	38,771	44,865
Debt securities	15,139	9,930
Financial assets at amortised cost	£ 504,123	£ 515,498

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.